Assets Held for Distribution	12 Months Ended
Dec. 31, 2025
Assets Held for Distribution [Abstract]
Assets held for distribution
7.	Assets held for distribution

In 2002, the Company purchased a 100% interest in the Courageous Lake gold project from Newmont Canada Limited and Total Resources (Canada) Limited. The Courageous Lake gold project consists of mining leases located in Northwest Territories of Canada.

In December 2025, the Company announced a plan to spin-out its Courageous Lake Gold Project into a separate publicly listed company, Valor Gold Corp. The assets and the liabilities associated with the project, consisting of mineral interests and deferred tax liabilities, have been classified as held for distribution.

The assets and liabilities that are included in the held for distribution categories as at December 31, 2025 are summarized below:

($000s)	December 31, 2025
Assets held for distribution
Mineral interests, property and equipment	83,388
Liabilities held for distribution
Deferred income tax liabilities	(19,908)
63,480